Risk (Tables)	12 Months Ended
Dec. 31, 2019
Risk Tables Abstract
Financial risk management
	Exposure	Measurement	Risk Management
Market risk	Future development costs; Recognized financial assets and liabilities not denominated in euro	Forecasted cash flows Sensitivity analysis	Achievement of a natural hedge in the future
Credit risk	Cash and cash equivalents, debt investments	Credit rating	Diversification of bank deposits, Investment guidelines for debt investments
Liquidity	R&D and G&A cost and trade payables	Rolling cash flow forecast	Availability of funds through financing rounds or public offerings

Assets exposed to risk
Cash, cash equivalents and financial assets that belong to InflaRx GmbH	December 31, 2019
(in €)
Current financial assets (securities and accrued interest)	32,947,491
Cash and cash equivalents	4,123,532
Total assets exposed to the risk	37,071,023
Conversion rate EUR/USD at reporting date 1/1.1234

Sensitivity analysis
Sensitivity analysis:	Conversion rate	Profit/(loss)	carrying amount
		(in €)
Euro weakens by 1% against U.S. dollars	1.1346	(367,040)	36,703,983
Euro strengths by 1% against U.S. dollars	1.1122	374,455	37,445,478
Euro weakens by 5% against U.S. dollars	1.1796	(1,765,287)	35,305,736
Euro strengths by 5% against U.S. dollars	1.0672	1,951,106	39,022,129
Euro weakens by 10% against U.S. dollars	1.2357	(3,370,093)	33,700,930
Euro strengths by 10% against U.S. dollars	1.0111	4,119,003	41,190,026

Liquidity risk
Liquidity	December 31, 2019	December 31, 2018
	(in €)
Short-term deposits	27,803,153	32,918,604
Cash at banks	5,328,127	22,467,636
Marketable Securities (current)	81,895,377	100,868,129
Other (non-current portion)	272,614	207,444
Other (current)	458,491	316,112
Total funds available	115,757,762	156,777,925